IntangibleAssets, Net - Schedule of Amortization expense (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	$ 7,988	$ 9,237	$ 6,247	$ 5,934	$ 7,988	$ 9,237
Platform operations
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets			1,482	1,255	1,720	3,401
Sales and marketing
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets			4,110	4,118	5,489	5,522
Technology and development
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets			419	326	465	0
General and administrative
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets			$ 236	$ 235	$ 314	$ 314